Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 85,444	$ 99,829
Investments	67,913	120,960
Trade receivables, net	73,872	71,388
Unbilled revenue	66,752	61,721
Funds held for clients	7,063	10,066
Derivative assets	13,394	11,738
Contract assets	4,190
Prepayments and other current assets	16,783	24,847
Total current assets	335,411	400,549
Non-current assets:
Goodwill	130,811	135,186
Intangible assets	80,188	89,652
Property and equipment	60,998	60,606
Derivative assets	5,687	3,245
Deferred tax assets	23,772	27,395
Investments	82,487	542
Contract assets	22,037
Other non-current assets	44,239	42,388
Total non-current assets	450,219	359,014
TOTAL ASSETS	785,630	759,563
Current liabilities:
Trade payables	17,831	19,703
Provisions and accrued expenses	27,619	28,826
Derivative liabilities	2,096	6,466
Pension and other employee obligations	68,121	64,617
Current portion of long-term debt	27,969	27,740
Contract liabilities	5,427	2,908
Current taxes payable	2,603	1,262
Other liabilities	10,294	15,739
Total current liabilities	161,960	167,261
Non-current liabilities:
Derivative liabilities	307	2,289
Pension and other employee obligations	11,248	9,621
Long term debt	33,422	61,391
Contract liabilities	6,609	571
Other non-current liabilities	8,959	11,662
Deferred tax liabilities	10,706	11,812
Total non-current liabilities	71,251	97,346
TOTAL LIABILITIES	233,211	264,607
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 51,153,220 shares and 54,834,080 shares each as at March 31, 2019 and March 31, 2018, respectively)	8,056	8,533
Share premium	269,529	371,764
Retained earnings	478,145	364,424
Other components of equity	(146,894)	(115,534)
Total shareholder's equity, including shares held in treasury	608,836	629,187
Less: 1,101,300 shares as at March 31, 2019 and 4,400,000 shares as at March 31, 2018, held in treasury, at cost	(56,417)	(134,231)
Total shareholders' equity	552,419	494,956
TOTAL LIABILITIES AND EQUITY	$ 785,630	$ 759,563